Prudential Day One 2045 Fund
Schedule of Investments (unaudited) as of October 31, 2019
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	54,695	$ 562,266
PGIM Global Real Estate Fund (Class R6)	34,049	934,316
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	48,271	553,663
PGIM QMA Commodity Strategies Fund (Class R6)	57,986	555,506
PGIM QMA Emerging Markets Equity Fund (Class R6)	83,096	925,692
PGIM QMA International Developed Markets Index Fund (Class R6)	274,662	3,339,885
PGIM QMA Large-Cap Core Equity Fund (Class R6)	343,934	5,392,889
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	117,495	1,292,449
PGIM QMA US Broad Market Index Fund (Class R6)	227,055	3,156,063
PGIM TIPS Fund (Class R6)	37,659	373,950
PGIM Total Return Bond Fund (Class R6)	99,945	1,501,173

Total Long-Term Investments (cost $17,610,371)		18,587,852

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $43,422)	43,422	43,422

TOTAL INVESTMENTS 100.1% (cost $17,653,793)(w)		18,631,274
Liabilities in excess of other assets (0.1)%		(27,795)

Net Assets 100.0%		$ 18,603,479

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds